UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: March 1, 2014 – May 31, 2014

Item 1.  Schedule of Investments.

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF INVESTMENTS MAY 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stock - 47.2%
Communications - 1.5%
8,100	Time Warner Cable, Inc. (a)(b)	$1,143,396

Consumer Discretionary - 2.9%
13,900	The Home Depot, Inc. (a)(b)	1,115,197
7,800	Whirlpool Corp. (a)(b)	1,119,690
		2,234,887
Consumer Staples - 4.4%
28,600	Archer-Daniels-Midland Co. (a)(b)	1,285,284
7,000	Diageo PLC, ADR (a)(b)	901,530
16,300	Walgreen Co. (a)(b)	1,172,133
		3,358,947
Energy - 8.2%
10,800	Chevron Corp. (a)(b)	1,326,132
27,600	Noble Corp. PLC (a)(b)	868,296
10,500	Occidental Petroleum Corp. (a)(b)	1,046,745
6,800	Royal Dutch Shell PLC, ADR (a)(b)	534,480
11,400	Schlumberger, Ltd. (a)(b)	1,186,056
26,700	The Williams Cos., Inc. (a)(b)	1,253,832
		6,215,541
Financials - 8.8%
12,900	ACE, Ltd. (a)(b)	1,337,859
24,400	JPMorgan Chase & Co. (a)(b)	1,355,908
24,100	Lazard, Ltd., Class A (a)(b)	1,217,050
81,300	NorthStar Realty Finance Corp. REIT (a)(b)	1,345,515
5,300	The Chubb Corp. (a)(b)	491,098
19,140	Wells Fargo & Co. (a)(b)	971,929
		6,719,359

Health Care - 9.6%
30,200	Abbott Laboratories (a)(b)	1,208,302
8,800	Amgen, Inc. (a)(b)	1,020,712
17,500	Covidien PLC (a)(b)	1,279,425
21,200	GlaxoSmithKline PLC, ADR (a)(b)	1,143,528
12,800	Johnson & Johnson (a)(b)	1,298,688
21,900	Medtronic, Inc. (a)(b)	1,336,557
		7,287,212
Industrials - 4.9%
49,100	General Electric Co. (a)(b)	1,315,389
13,300	Honeywell International, Inc. (a)(b)	1,238,895
8,400	The Boeing Co. (a)(b)	1,136,100
		3,690,384
Information Technology - 6.9%
32,100	Altera Corp. (a)(b)	1,063,473
1,560	Apple, Inc. (a)(b)	987,480
49,500	EMC Corp. (a)(b)	1,314,720
15,600	QUALCOMM, Inc. (a)(b)	1,255,020
13,300	Xilinx, Inc. (a)(b)	624,568
		5,245,261
Total Common Stock (Cost $34,020,528)	35,894,987

Money Market Fund - 40.2%
30,555,782	Fidelity Institutional Cash Money Market Fund, 0.05% (c) (Cost $30,555,782)	30,555,782

Total Investments - 87.4% (Cost $64,576,310)*	$66,450,769
Total Written Options - (0.8)% (Premiums Received $(645,594))*	(619,975)
Other Assets & Liabilities, Net – 13.4%	10,163,682
Net Assets – 100.0%	$75,994,476

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN MAY 31, 2014 (Unaudited)

Contracts	Security Description	Strike Price	Exp. Date	Value

Written Options - (0.8)%
Call Options Written - (0.7)%
(115)	Abbott Laboratories	$40.00	06/14	$(5,750)
(42)	Abbott Laboratories	39.00	06/14	(5,040)
(98)	Abbott Laboratories	41.00	07/14	(4,018)
(26)	ACE, Ltd.	105.00	06/14	(1,170)
(88)	ACE, Ltd.	100.00	06/14	(33,440)
(15)	ACE, Ltd.	105.00	07/14	(1,485)
(43)	Altera Corp.	38.00	06/14	(43)
(64)	Altera Corp.	37.00	06/14	(64)
(21)	Altera Corp.	36.00	06/14	(21)
(60)	Altera Corp.	34.00	06/14	(1,500)
(17)	Altera Corp.	33.00	06/14	(1,105)
(77)	Altera Corp.	35.00	07/14	(2,310)
(13)	Amgen, Inc.	120.00	06/14	(787)
(30)	Amgen, Inc.	115.00	06/14	(7,785)
(17)	Amgen, Inc.	120.00	07/14	(2,176)
(15)	Amgen, Inc.	120.00	07/14	(2,550)
(13)	Apple, Inc.	600.00	06/14	(4,420)
(20)	Apple, Inc.	595.00	06/14	(7,685)
(13)	Apple, Inc.	630.00	06/14	(2,119)
(40)	Apple, Inc.	610.00	06/14	(11,400)
(26)	Apple, Inc.	555.00	06/14	(20,327)
(17)	Apple, Inc.	617.50	07/14	(4,343)
(13)	Apple, Inc.	620.00	07/14	(3,526)
(43)	Archer-Daniels-Midland Co.	48.00	06/14	(43)
(21)	Archer-Daniels-Midland Co.	47.00	06/14	(105)
(57)	Archer-Daniels-Midland Co.	45.00	06/14	(3,477)
(22)	Archer-Daniels-Midland Co.	45.00	07/14	(1,529)
(15)	Archer-Daniels-Midland Co.	43.00	07/14	(3,082)
(26)	Archer-Daniels-Midland Co.	44.50	07/14	(2,756)
(22)	Archer-Daniels-Midland Co.	46.00	07/14	(1,144)
(33)	Archer-Daniels-Midland Co.	45.00	07/14	(3,102)
(13)	Chevron Corp.	127.00	06/14	(39)
(26)	Chevron Corp.	125.00	06/14	(1,326)
(21)	Chevron Corp.	127.00	07/14	(567)
(13)	Chevron Corp.	126.00	07/14	(709)
(21)	Chevron Corp.	125.00	07/14	(2,656)
(74)	Covidien PLC	72.50	06/14	(9,250)
(16)	Covidien PLC	75.00	07/14	(976)
(55)	Covidien PLC	72.50	07/14	(9,900)
(34)	Diageo PLC, ADR	130.00	06/14	(3,570)
(21)	Diageo PLC, ADR	135.00	07/14	(1,365)
(21)	EMC Corp.	26.00	06/14	(1,281)
(47)	EMC Corp.	29.00	06/14	(47)
(41)	EMC Corp.	28.00	06/14	(123)
(64)	EMC Corp.	27.00	06/14	(1,408)
(32)	EMC Corp.	26.00	06/14	(2,368)
(33)	EMC Corp.	27.00	07/14	(891)
(21)	EMC Corp.	26.50	07/14	(1,050)
(32)	EMC Corp.	27.00	07/14	(960)
(22)	EMC Corp.	27.50	07/14	(418)
(22)	EMC Corp.	27.00	07/14	(748)
(44)	EMC Corp.	27.00	07/14	(1,760)
(43)	General Electric Co.	26.50	06/14	(1,548)
(32)	General Electric Co.	27.50	06/14	(96)
(160)	General Electric Co.	27.00	06/14	(3,520)
(43)	General Electric Co.	27.00	07/14	(946)
(91)	General Electric Co.	27.00	07/14	(3,458)
(21)	GlaxoSmithKline PLC, ADR	57.50	06/14	(210)
(122)	GlaxoSmithKline PLC, ADR	55.00	06/14	(3,660)
(32)	GlaxoSmithKline PLC, ADR	55.00	07/14	(2,080)
(28)	Honeywell International, Inc.	95.00	06/14	(1,036)
(30)	Honeywell International, Inc.	92.50	06/14	(4,530)
(50)	Honeywell International, Inc.	95.00	07/14	(5,725)
(26)	Johnson & Johnson	102.00	07/14	(2,587)
(30)	Johnson & Johnson	101.00	07/14	(4,605)
(52)	Johnson & Johnson	100.00	07/14	(14,118)
(21)	JPMorgan Chase & Co.	57.00	06/14	(84)
(15)	JPMorgan Chase & Co.	55.00	06/14	(1,200)
(57)	JPMorgan Chase & Co.	57.50	06/14	(798)
(22)	JPMorgan Chase & Co.	55.00	07/14	(2,739)
(17)	JPMorgan Chase & Co.	56.50	07/14	(986)
(55)	JPMorgan Chase & Co.	55.00	07/14	(8,525)
(22)	Lazard, Ltd., Class A	49.75	06/14	(1,760)
(124)	Lazard, Ltd., Class A	49.75	06/14	(19,530)
(29)	Lazard, Ltd., Class A	48.75	06/14	(6,597)
(37)	Lazard, Ltd., Class A	50.00	07/14	(7,400)
(42)	Medtronic, Inc.	62.50	06/14	(798)
(15)	Medtronic, Inc.	60.00	06/14	(2,160)
(21)	Medtronic, Inc.	62.00	07/14	(956)
(32)	Medtronic, Inc.	61.50	07/14	(2,048)
(38)	Medtronic, Inc.	61.00	07/14	(3,344)
(17)	Medtronic, Inc.	62.00	07/14	(867)
(22)	Medtronic, Inc.	62.50	07/14	(1,067)
(21)	Noble Corp. PLC	32.50	06/14	(126)
(21)	Noble Corp. PLC	33.00	06/14	(242)
(21)	Noble Corp. PLC	32.00	06/14	(672)
(53)	Noble Corp. PLC	33.00	06/14	(954)
(43)	Noble Corp. PLC	32.00	06/14	(1,957)
(22)	Noble Corp. PLC	32.00	07/14	(1,221)
(21)	Noble Corp. PLC	32.00	07/14	(1,302)
(22)	Noble Corp. PLC	33.00	07/14	(1,188)
(43)	NorthStar Realty Finance Corp. REIT	19.00	06/14	(43)
(128)	NorthStar Realty Finance Corp. REIT	17.00	06/14	(2,560)
(277)	NorthStar Realty Finance Corp. REIT	16.00	06/14	(19,390)
(131)	NorthStar Realty Finance Corp. REIT	17.00	07/14	(4,978)
(32)	NorthStar Realty Finance Corp. REIT	16.00	07/14	(2,720)
(13)	Occidental Petroleum Corp.	98.00	06/14	(2,561)
(9)	Occidental Petroleum Corp.	100.00	06/14	(945)
(30)	Occidental Petroleum Corp.	98.00	07/14	(6,660)
(15)	Occidental Petroleum Corp.	97.50	07/14	(4,762)
(36)	QUALCOMM, Inc.	80.00	06/14	(3,312)
(17)	QUALCOMM, Inc.	81.00	07/14	(1,326)
(9)	QUALCOMM, Inc.	80.00	07/14	(1,035)
(23)	QUALCOMM, Inc.	81.00	07/14	(1,955)
(15)	QUALCOMM, Inc.	82.50	07/14	(930)
(68)	Royal Dutch Shell PLC, ADR	80.00	06/14	(2,720)
(17)	Schlumberger, Ltd.	105.00	06/14	(1,530)
(28)	Schlumberger, Ltd.	103.00	07/14	(5,838)
(63)	Schlumberger, Ltd.	105.00	07/14	(12,285)
(11)	The Boeing Co.	132.00	06/14	(3,795)
(13)	The Boeing Co.	135.00	06/14	(2,658)
(16)	The Boeing Co.	130.00	06/14	(9,200)
(18)	The Boeing Co.	136.00	07/14	(3,312)
(13)	The Boeing Co.	137.00	07/14	(2,405)
(13)	The Chubb Corp.	95.00	06/14	(221)
(21)	The Chubb Corp.	90.00	06/14	(6,205)
(5)	The Chubb Corp.	90.00	07/14	(1,613)
(17)	The Home Depot, Inc.	82.00	06/14	(196)
(15)	The Home Depot, Inc.	82.50	06/14	(240)
(34)	The Home Depot, Inc.	80.00	06/14	(2,958)
(17)	The Home Depot, Inc.	79.00	07/14	(2,762)
(32)	The Home Depot, Inc.	80.00	07/14	(4,832)
(41)	The Williams Cos., Inc.	47.00	06/14	(2,357)
(64)	The Williams Cos., Inc.	45.00	06/14	(12,736)
(53)	The Williams Cos., Inc.	44.00	06/14	(15,476)
(21)	The Williams Cos., Inc.	48.00	07/14	(1,229)
(32)	The Williams Cos., Inc.	47.00	07/14	(3,136)
(17)	Time Warner Cable, Inc.	145.00	06/14	(723)
(47)	Time Warner Cable, Inc.	145.00	07/14	(6,580)
(17)	Time Warner Cable, Inc.	140.00	07/14	(6,290)
(21)	Walgreen Co.	70.50	06/14	(3,759)
(30)	Walgreen Co.	70.00	06/14	(7,260)
(34)	Walgreen Co.	72.50	06/14	(3,978)
(32)	Walgreen Co.	70.00	06/14	(8,448)
(15)	Walgreen Co.	74.50	07/14	(1,545)
(16)	Walgreen Co.	72.00	07/14	(3,256)
(15)	Walgreen Co.	75.00	07/14	(1,965)
(21)	Wells Fargo & Co.	50.00	06/14	(1,764)
(63)	Wells Fargo & Co.	50.00	06/14	(6,930)
(19)	Wells Fargo & Co.	50.00	07/14	(2,242)
(19)	Wells Fargo & Co.	51.00	07/14	(1,226)
(17)	Wells Fargo & Co.	49.50	07/14	(561)
(18)	Wells Fargo & Co.	51.50	07/14	(1,134)
(36)	Wells Fargo & Co.	50.00	07/14	(5,580)
(28)	Whirlpool Corp.	165.00	06/14	(28)
(15)	Whirlpool Corp.	150.00	06/14	(1,170)
(30)	Whirlpool Corp.	155.00	07/14	(3,840)
(43)	Xilinx, Inc.	48.00	06/14	(1,462)
(42)	Xilinx, Inc.	47.00	06/14	(3,024)
(22)	Xilinx, Inc.	49.00	07/14	(1,144)
Total Call Options Written (Premiums Received $(385,623))				(521,144)
Put Options Written - (0.1)%
(17)	Abbott Laboratories	39.00	06/14	(357)
(21)	Abbott Laboratories	38.00	06/14	(168)
(64)	Abbott Laboratories	37.00	06/14	(288)
(21)	Abbott Laboratories	36.00	06/14	(21)
(66)	Abbott Laboratories	38.00	07/14	(2,178)
(33)	Abbott Laboratories	37.00	07/14	(578)
(30)	ACE, Ltd.	100.00	06/14	(975)
(30)	ACE, Ltd.	97.50	06/14	(450)
(15)	ACE, Ltd.	97.50	07/14	(600)
(22)	Altera Corp.	32.00	06/14	(495)
(60)	Altera Corp.	31.00	06/14	(600)
(86)	Altera Corp.	30.00	06/14	(430)
(55)	Altera Corp.	31.00	07/14	(1,650)
(28)	Amgen, Inc.	105.00	06/14	(336)
(11)	Amgen, Inc.	100.00	06/14	(44)
(17)	Amgen, Inc.	110.00	07/14	(1,802)
(15)	Amgen, Inc.	105.00	07/14	(780)
(13)	Apple, Inc.	552.50	06/14	(1)
(44)	Apple, Inc.	610.00	06/14	(2,508)
(15)	Apple, Inc.	595.00	06/14	(422)
(13)	Apple, Inc.	585.00	06/14	(217)
(13)	Apple, Inc.	560.00	06/14	(82)
(13)	Apple, Inc.	485.00	06/14	(1)
(13)	Apple, Inc.	465.00	06/14	(1)
(13)	Apple, Inc.	610.00	07/14	(754)
(15)	Apple, Inc.	572.50	07/14	(215)
(17)	Apple, Inc.	550.00	07/14	(202)
(42)	Archer-Daniels-Midland Co.	42.00	06/14	(336)
(84)	Archer-Daniels-Midland Co.	41.00	06/14	(420)
(43)	Archer-Daniels-Midland Co.	42.50	07/14	(666)
(26)	Archer-Daniels-Midland Co.	42.00	07/14	(390)
(22)	Archer-Daniels-Midland Co.	43.00	07/14	(748)
(33)	Archer-Daniels-Midland Co.	42.00	07/14	(693)
(13)	Chevron Corp.	115.00	06/14	(156)
(15)	Chevron Corp.	120.00	07/14	(997)
(13)	Chevron Corp.	120.00	07/14	(1,033)
(15)	Chevron Corp.	120.00	07/14	(1,830)
(21)	Comcast Corp.	50.00	06/14	(210)
(21)	Comcast Corp.	49.00	06/14	(158)
(21)	Comcast Corp.	48.00	06/14	(63)
(21)	Comcast Corp.	48.00	07/14	(147)
(17)	Comcast Corp.	50.50	07/14	(850)
(22)	Comcast Corp.	48.00	07/14	(418)
(21)	Comcast Corp.	47.00	07/14	(273)
(22)	Covidien PLC	72.50	06/14	(1,320)
(17)	Covidien PLC	70.00	06/14	(255)
(17)	Covidien PLC	67.50	06/14	(17)
(38)	Covidien PLC	65.00	06/14	(38)
(55)	Covidien PLC	70.00	07/14	(2,612)
(17)	Diageo PLC, ADR	130.00	06/14	(4,122)
(21)	Diageo PLC, ADR	115.00	06/14	(21)
(15)	Diageo PLC, ADR	125.00	07/14	(1,980)
(21)	EMC Corp.	24.00	06/14	(21)
(85)	EMC Corp.	25.00	06/14	(340)
(64)	EMC Corp.	24.00	06/14	(64)
(33)	EMC Corp.	25.50	07/14	(495)
(22)	EMC Corp.	26.00	07/14	(704)
(22)	EMC Corp.	25.50	07/14	(418)
(43)	EMC Corp.	25.50	07/14	(989)
(44)	EMC Corp.	25.00	07/14	(792)
(32)	General Electric Co.	26.00	06/14	(160)
(33)	General Electric Co.	26.00	06/14	(396)
(107)	General Electric Co.	25.00	06/14	(428)
(32)	General Electric Co.	24.00	06/14	(64)
(21)	General Electric Co.	26.00	07/14	(336)
(32)	General Electric Co.	25.50	07/14	(272)
(22)	General Electric Co.	26.00	07/14	(781)
(91)	General Electric Co.	25.00	07/14	(1,365)
(35)	GlaxoSmithKline PLC, ADR	55.00	06/14	(4,725)
(38)	GlaxoSmithKline PLC, ADR	52.50	06/14	(855)
(32)	GlaxoSmithKline PLC, ADR	50.00	06/14	(32)
(15)	GlaxoSmithKline PLC, ADR	55.00	07/14	(2,550)
(17)	GlaxoSmithKline PLC, ADR	52.50	07/14	(850)
(45)	Honeywell International, Inc.	87.50	06/14	(540)
(13)	Honeywell International, Inc.	85.00	06/14	(104)
(13)	Honeywell International, Inc.	90.00	07/14	(1,202)
(37)	Honeywell International, Inc.	87.50	07/14	(1,887)
(21)	Johnson & Johnson	97.00	06/14	(84)
(13)	Johnson & Johnson	100.00	06/14	(728)
(17)	Johnson & Johnson	97.50	06/14	(340)
(13)	Johnson & Johnson	95.00	06/14	(117)
(17)	Johnson & Johnson	95.00	07/14	(544)
(15)	JPMorgan Chase & Co.	52.00	06/14	(15)
(42)	JPMorgan Chase & Co.	52.50	06/14	(546)
(22)	JPMorgan Chase & Co.	52.00	07/14	(308)
(17)	JPMorgan Chase & Co.	53.50	07/14	(969)
(15)	JPMorgan Chase & Co.	52.50	07/14	(727)
(55)	JPMorgan Chase & Co.	50.00	07/14	(1,017)
(32)	Lazard, Ltd., Class A	44.75	06/14	(32)
(21)	Lazard, Ltd., Class A	41.75	06/14	(21)
(32)	Lazard, Ltd., Class A	40.75	06/14	(32)
(17)	Lazard, Ltd., Class A	38.75	06/14	(17)
(37)	Lazard, Ltd., Class A	47.00	07/14	(2,405)
(22)	Lazard, Ltd., Class A	46.00	07/14	(1,045)
(17)	Medtronic, Inc.	57.00	06/14	(102)
(17)	Medtronic, Inc.	60.00	06/14	(671)
(21)	Medtronic, Inc.	57.50	06/14	(231)
(38)	Medtronic, Inc.	55.00	06/14	(209)
(21)	Medtronic, Inc.	58.00	07/14	(378)
(21)	Medtronic, Inc.	57.50	07/14	(305)
(22)	Medtronic, Inc.	57.50	07/14	(660)
(21)	Noble Corp. PLC	28.50	06/14	(21)
(21)	Noble Corp. PLC	29.00	06/14	(158)
(22)	Noble Corp. PLC	29.00	06/14	(242)
(21)	Noble Corp. PLC	28.00	06/14	(126)
(75)	Noble Corp. PLC	27.00	06/14	(338)
(22)	Noble Corp. PLC	28.50	07/14	(253)
(21)	Noble Corp. PLC	29.00	07/14	(410)
(22)	Noble Corp. PLC	28.00	07/14	(440)
(193)	NorthStar Realty Finance Corp. REIT	15.00	06/14	(193)
(171)	NorthStar Realty Finance Corp. REIT	14.00	06/14	(171)
(21)	NorthStar Realty Finance Corp. REIT	13.00	06/14	(21)
(131)	NorthStar Realty Finance Corp. REIT	15.00	07/14	(1,637)
(32)	NorthStar Realty Finance Corp. REIT	14.00	07/14	(32)
(13)	Occidental Petroleum Corp.	93.00	06/14	(137)
(15)	Occidental Petroleum Corp.	91.00	06/14	(98)
(17)	Occidental Petroleum Corp.	90.00	06/14	(85)
(15)	Occidental Petroleum Corp.	93.00	07/14	(353)
(15)	Occidental Petroleum Corp.	92.00	07/14	(308)
(15)	Occidental Petroleum Corp.	92.50	07/14	(653)
(21)	QUALCOMM, Inc.	74.00	06/14	(21)
(15)	QUALCOMM, Inc.	77.00	06/14	(143)
(30)	QUALCOMM, Inc.	77.50	06/14	(720)
(15)	QUALCOMM, Inc.	75.00	06/14	(135)
(21)	QUALCOMM, Inc.	72.50	06/14	(63)
(17)	QUALCOMM, Inc.	78.00	07/14	(901)
(15)	QUALCOMM, Inc.	77.50	07/14	(1,020)
(17)	Royal Dutch Shell PLC, ADR	72.50	06/14	(17)
(17)	Schlumberger, Ltd.	95.00	06/14	(102)
(28)	Schlumberger, Ltd.	97.00	07/14	(546)
(30)	Schlumberger, Ltd.	95.00	07/14	(1,215)
(15)	The Boeing Co.	115.00	06/14	(60)
(16)	The Boeing Co.	110.00	06/14	(48)
(13)	The Boeing Co.	132.00	06/14	(1,430)
(18)	The Boeing Co.	124.00	07/14	(432)
(13)	The Boeing Co.	125.00	07/14	(767)
(18)	The Chubb Corp.	90.00	06/14	(576)
(15)	The Chubb Corp.	90.00	07/14	(1,290)
(17)	The Home Depot, Inc.	75.00	06/14	(119)
(15)	The Home Depot, Inc.	75.00	06/14	(180)
(17)	The Home Depot, Inc.	72.50	06/14	(102)
(17)	The Home Depot, Inc.	73.00	07/14	(153)
(16)	The Home Depot, Inc.	77.50	07/14	(1,280)
(17)	The Williams Cos., Inc.	46.50	06/14	(408)
(21)	The Williams Cos., Inc.	40.00	06/14	(21)
(43)	The Williams Cos., Inc.	38.00	06/14	(43)
(21)	The Williams Cos., Inc.	44.00	07/14	(766)
(33)	The Williams Cos., Inc.	43.00	07/14	(759)
(11)	Time Warner Cable, Inc.	135.00	06/14	(358)
(21)	Walgreen Co.	62.50	06/14	(21)
(15)	Walgreen Co.	65.00	06/14	(15)
(32)	Walgreen Co.	65.00	06/14	(224)
(34)	Walgreen Co.	60.00	06/14	(34)
(16)	Walgreen Co.	66.00	07/14	(608)
(15)	Walgreen Co.	64.50	07/14	(285)
(15)	Walgreen Co.	65.00	07/14	(705)
(21)	Wells Fargo & Co.	47.50	06/14	(21)
(21)	Wells Fargo & Co.	48.00	06/14	(126)
(53)	Wells Fargo & Co.	47.00	06/14	(371)
(19)	Wells Fargo & Co.	47.50	07/14	(162)
(36)	Wells Fargo & Co.	48.00	07/14	(1,116)
(21)	Wells Fargo & Co.	46.00	07/14	(294)
(15)	Whirlpool Corp.	140.00	06/14	(2,287)
(28)	Whirlpool Corp.	135.00	06/14	(1,484)
(11)	Whirlpool Corp.	130.00	06/14	(242)
(15)	Whirlpool Corp.	130.00	07/14	(1,665)
(13)	Xilinx, Inc.	46.00	06/14	(488)
(43)	Xilinx, Inc.	45.00	06/14	(752)
(21)	Xilinx, Inc.	44.00	06/14	(189)
(21)	Xilinx, Inc.	43.00	06/14	(126)
(22)	Xilinx, Inc.	43.00	07/14	(484)
Total Put Options Written (Premiums Received $(259,971))	(98,831)
Total Written Options - (0.8)% (Premiums Received $(645,594))	$(619,975)

DIVIDEND PLUS+ INCOME FUND NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN MAY 31, 2014 (Unaudited)

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Subject to call option written by the Fund.
(b)	Subject to put option written by the Fund.
(c)	Variable rate security. Rate presented is as of May 31, 2014.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,233,932
Gross Unrealized Depreciation	(333,854)
Net Unrealized Appreciation	$1,900,078

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of May 31, 2014.

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Communications	$1,143,396	$-	$-	$1,143,396
Consumer Discretionary	2,234,887	-	-	2,234,887
Consumer Staples	3,358,947	-	-	3,358,947
Energy	6,215,541	-	-	6,215,541
Financials	6,719,359	-	-	6,719,359
Health Care	7,287,212	-	-	7,287,212
Industrials	3,690,384	-	-	3,690,384
Information Technology	5,245,261	-	-	5,245,261
Money Market Fund	-	30,555,782	-	30,555,782
Total Investments At Value	35,894,987	30,555,782	-	66,450,769
Total Assets	$35,894,987	$30,555,782	$-	$66,450,769

Liabilities
Other Financial Instruments**
Written Options	(618,736)	(1,239)	-	(619,975)
Total Liabilities **	$(618,736)	$(1,239)	$-	$(619,975)

**Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, which are valued at their market value at period end.

There were no transfers among Level 1, Level 2 and Level 3 for the period ended May 31, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	July 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	July 7, 2014

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	July 7, 2014